Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
BlackRock Cash Funds - Institutional SL Agency Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Institutional
Class Name	SL Agency Shares
Trading Symbol	BISXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Cash Funds: Institutional (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Money Market Master Portfolio

(the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$9 (a)	0.09% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.09%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information .
Net Assets	$ 68,063,161,593
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 48,762,464
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 68,063,161,593
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 48,762,464
Current seven-day yields as of December 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.63%
7-Day Yield	4.63%

BlackRock Cash Funds - Treasury Institutional Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Treasury
Class Name	Institutional Shares
Trading Symbol	BRIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 12 (a)	0.12% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.12%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information .
Net Assets	$ 21,077,402,214
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 15,940,770
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 21,077,402,214
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 15,940,770
Current seven-day yields as of December 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.41%
7-Day Yield	4.41%

BlackRock Cash Funds - Treasury SL Agency Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Treasury
Class Name	SL Agency Shares
Trading Symbol	XTSLA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$ 9 (a)	0.09% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.09%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information .
Net Assets	$ 21,077,402,214
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 15,940,770
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 21,077,402,214
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 15,940,770
Current seven-day yields as of December 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.44%
7-Day Yield	4.44%

BlackRock Diversified Equity Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Diversified Equity Fund
Class Name	Institutional Shares
Trading Symbol	BDVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Diversified Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Diversified Equity Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800)

537-4942
.
Additional Information Phone Number	(800) 537-4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 44 (a)	0.39% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 44	[1]
Expense Ratio, Percent	0.39%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 25.37%.
  For the same period, the Russell 1000
  ®
  Index returned 24.51%.
What contributed to performance?
Positive contributions to the Fund’s return during the reporting period were led by Macro Equity positioning which expresses insights on sectors and industries within the mid- and large-cap equity space. The Russell 1000
®
Enhanced Strategy and Emerging Markets Enhanced Strategy, which use a bottom-up approach to identify investment opportunities within the U.S. large-cap market and emerging markets, respectively, also added materially to performance. Finally, the Russell 2000
®
Enhanced Strategy, which utilizes a bottom-up approach to identify investment opportunities within the U.S. small-cap market, contributed modestly to performance. These strategies are seen as complementary, with low correlations to each other, enhancing the Fund’s ability to capitalize on unique alpha opportunities within a broad range of addressable equity markets. The Fund hedges out any non-U.S. large cap beta (market sensitivity) associated with the underlying strategies.
What detracted from performance?
There were no detractors across the four active strategies during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	25.37%	14.18%	12.68%
Russell 1000 ® Index	24.51	14.28	12.87

Performance Inception Date	Sep. 19, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,077,432,794
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,212,032
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 1,077,432,794
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,212,032
Portfolio Turnover Rate of the Master Portfolio	113%

iShares MSCI Total International Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Institutional Shares
Trading Symbol	BDOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 14 (a)	0.14% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 14	[1]
Expense Ratio, Percent	0.14%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 5.19%.
  For the same period, the MSCI ACWI ex USA Index returned 5.53%.
In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	5.19%	3.85%	4.66%
MSCI ACWI ex USA Index	5.53	4.10	4.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,841,514,684
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 551,321
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 1,841,514,684
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 551,321
Portfolio Turnover Rate of the Master Portfolio	14%

iShares MSCI Total International Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Investor A Shares
Trading Symbol	BDOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 42 (a)	0.41% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 42	[1]
Expense Ratio, Percent	0.41%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 5.03%.
  For the same period, the MSCI ACWI ex USA Index returned 5.53%.
In 2024, Japan’s equity markets saw strong performance. The Nikkei 225 Index reached all-time highs in the first half of the year, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment as Japan was seen as a substitute for China amid geopolitical fragmentation. The Bank of Japan raised rates for the first time since 2007 in April 2024 and again in July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the U.S. dollar.
In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	5.03%	3.59%	4.40%
MSCI ACWI ex USA Index	5.53	4.10	4.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,841,514,684
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 551,321
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 1,841,514,684
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 551,321
Portfolio Turnover Rate of the Master Portfolio	14%

iShares MSCI Total International Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Class K Shares
Trading Symbol	BDOKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 9 (a)	0.09% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.09%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 5.37%.
  For the same period, the MSCI ACWI ex USA Index returned 5.53%.
In 2024, Japan’s equity markets saw strong performance. The Nikkei 225 Index reached all-time highs in the first half of the year, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment as Japan was seen as a substitute for China amid geopolitical fragmentation. The Bank of Japan raised rates for the first time since 2007 in April 2024 and again in July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the U.S. dollar.
In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	5.37%	3.91%	4.72%
MSCI ACWI ex USA Index	5.53	4.10	4.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,841,514,684
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 551,321
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 1,841,514,684
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 551,321
Portfolio Turnover Rate of the Master Portfolio	14%

iShares Russell 1000 Large-Cap Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BRGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 13 (a)	0.12% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 13	[1]
Expense Ratio, Percent	0.12%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 24.36%.
  For the same period, Russell 1000
  ®
  Index returned 24.51%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	24.36%	14.16%	12.74%
Russell 1000 ® Index	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,595,024,321
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 391,452
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 1,595,024,321
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 391,452
Portfolio Turnover Rate of the Master Portfolio	9%

iShares Russell 1000 Large-Cap Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BRGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 40 (a)	0.36% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 40	[1]
Expense Ratio, Percent	0.36%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 24.05%.
  For the same period, Russell 1000
  ®
  Index returned 24.51%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	24.05%	13.87%	12.45%
Russell 1000 ® Index	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,595,024,321
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 391,452
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 1,595,024,321
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 391,452
Portfolio Turnover Rate of the Master Portfolio	9%

iShares Russell 1000 Large-Cap Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BRGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 7 (a)	0.06% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.06%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 24.44%.
  For the same period, Russell 1000
  ®
  Index returned 24.51%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	24.44%	14.22%	12.79%
Russell 1000 ® Index	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,595,024,321
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 391,452
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 1,595,024,321
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 391,452
Portfolio Turnover Rate of the Master Portfolio	9%

iShares S&P 500 Index Fund -Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Institutional Shares
Trading Symbol	BSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 11 (a)	0.10% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	0.10%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 24.86%.
  For the same period, the S&P 500 Index returned 25.02%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	24.86%	14.41%	12.99%
S&P 500 ® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 45,887,202,688
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,015,074
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 45,887,202,688
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 4,015,074
Portfolio Turnover Rate of the Master Portfolio	9%

iShares S&P 500 Index Fund - Service Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Service Shares
Trading Symbol	BSPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$ 25 (a)	0.22% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.22%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Service Shares returned 24.71%.
  For the same period, the S&P 500 Index returned 25.02%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	24.71%	14.28%	12.85%
S&P 500 ® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 45,887,202,688
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,015,074
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 45,887,202,688
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 4,015,074
Portfolio Turnover Rate of the Master Portfolio	9%

iShares S&P 500 Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Investor A Shares
Trading Symbol	BSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 39 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 39	[1]
Expense Ratio, Percent	0.35%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 24.55%.
  For the same period, the S&P 500 Index returned 25.02%.
In 2024,
United
States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the
second
quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	24.55%	14.13%	12.71%
S&P 500 ® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 45,887,202,688
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,015,074
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 45,887,202,688
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 4,015,074
Portfolio Turnover Rate of the Master Portfolio	9%

iShares S&P 500 Index Fund - Investor P Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Investor P Shares
Trading Symbol	BSPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs
for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 39 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 39	[1]
Expense Ratio, Percent	0.35%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 24.55%.
  For the same period, the S&P 500 Index returned 25.02%.
In 2024, United States (“U.S.”) equity markets experienced
significant
growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	24.55%	14.13%	12.71%
Investor P Shares (with sales charge)	18.00	12.90	12.10
S&P 500 ® Index	25.02	14.53	13.10

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 45,887,202,688
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,015,074
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 45,887,202,688
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 4,015,074
Portfolio Turnover Rate of the Master Portfolio	9%

iShares S&P 500 Index Fund - Class G Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Class G Shares
Trading Symbol	BSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$ 1 (a)	0.01% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 1	[1]
Expense Ratio, Percent	0.01%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How
did
the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Class G Shares returned 24.96%.
  For the same period, the S&P 500 Index returned 25.02%.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in
October
and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views
expressed
reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
In 2024, United States (“U.S.”) equity markets
experienced
significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning
of the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class G Shares	24.96%	14.51%	13.08%
S&P 500 ® Index	25.02	14.53	13.10

Performance Inception Date	Jul. 01, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 45,887,202,688
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,015,074
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 45,887,202,688
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 4,015,074
Portfolio Turnover Rate of the Master Portfolio	9%

iShares S&P 500 Index Fund -Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Class K Shares
Trading Symbol	WFSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 3 (a)	0.03% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.03%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 24.94%.
  For the same period, the S&P 500 Index returned 25.02%.
In 2024, United States (“U.S.”) equity markets
experienced
significant growth, driven by investor
optimism
in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and
caution
. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	24.94%	14.49%	13.07%
S&P 500 ® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 45,887,202,688
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,015,074
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 45,887,202,688
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 4,015,074
Portfolio Turnover Rate of the Master Portfolio	9%

iShares U.S. Aggregate Bond Index Fund Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	BMOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 10 (a)	0.10% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.10%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 1.35%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance during the reporting period were led by investment grade corporate bonds, followed by mortgage-backed securities. U.S. Treasuries, which constitute the largest sector weight within the benchmark, finished with a marginal positive return in aggregate driven by shorter maturities.
What detracted
from
performance?
While all sectors within the benchmark finished the year with a positive return, longer maturity U.S. Treasuries posted losses as yields rose along the length of the Treasury curve.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years		10 Years
Institutional Shares	1.35%	(0.35	) %	1.25%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,026,200,617
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,037,066
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 3,026,200,617
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,037,066
Portfolio Turnover Rate of the Master Portfolio	105%

iShares U.S. Aggregate Bond Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Investor A Shares
Trading Symbol	BMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs
for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 35 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.35%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended
  December
  31, 2024, the Fund’s Investor A Shares returned 1.10%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance during the reporting period were led by investment grade corporate bonds, followed by mortgage-backed securities. U.S. Treasuries, which constitute the largest sector weight within the benchmark, finished with a marginal positive return in aggregate driven by shorter maturities.
What detracted from performance?
While all sectors within the benchmark finished the year with a positive return, longer maturity U.S. Treasuries posted losses as yields rose along the length of the Treasury curve.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years		10 Years
Investor A Shares	1.10%	(0.59	) %	1.00%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,026,200,617
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,037,066
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 3,026,200,617
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,037,066
Portfolio Turnover Rate of the Master Portfolio	105%

iShares U.S. Aggregate Bond Index Fund - Investor P Shares
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Investor P Shares
Trading Symbol	BMOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 35 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.35%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 1.10%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.
What contributed to performance?
Positive
contributions
to the Fund’s absolute performance during the reporting
period
were led by investment grade corporate bonds, followed by mortgage-backed securities. U.S. Treasuries, which constitute the largest sector weight within the benchmark, finished with a marginal positive return in aggregate driven by shorter maturities.
What detracted from performance?
While all sectors within the benchmark finished the year with a positive return, longer maturity U.S. Treasuries posted losses as yields rose along the length of the Treasury curve.
The views
expressed
reflect the opinions of BlackRock as of the date of this
report
and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years		10 Years
Investor P Shares	1.10%	(0.61	) %	0.99%
Investor P Shares (with sales charge)	(2.95)	(1.42)		0.58
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,026,200,617
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,037,066
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 3,026,200,617
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,037,066
Portfolio Turnover Rate of the Master Portfolio	105%

iShares U.S. Aggregate Bond Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Class K Shares
Trading Symbol	WFBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 5 (a)	0.05% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.05%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the
Fund
perform
last year
?
  For the reporting period ended December 31,
  2024
  , the Fund’s Class K Shares returned 1.40%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.
What contributed to
performance
?
Positive contributions to the Fund’s absolute performance during the reporting period were led by investment grade corporate bonds, followed by mortgage-backed securities. U.S. Treasuries, which constitute the largest sector weight within the benchmark, finished with a marginal positive return in aggregate driven by shorter maturities.
What detracted from performance?
While all sectors within the benchmark finished the year with a positive return, longer maturity U.S. Treasuries posted losses as yields rose along the length of the Treasury curve.
The views expressed reflect the opinions of BlackRock
as
of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years		10 Years
Class K Shares	1.40%	(0.32	) %	1.30%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,026,200,617
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,037,066
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 3,026,200,617
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,037,066
Portfolio Turnover Rate of the Master Portfolio	105%

[1]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.